Sohu.com Limited Shareholders' Equity (Summary of Sohu.com Limited's Outstanding Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	33,049
Balance, end of year	30,065	33,049
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	33,048	33,737	38,221
Issuances:	137	7	25
Repurchases:	(3,120)	(696)	(4,509)
Balance, end of year	30,065	33,048	33,737